Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other assets.
Schedule of other assets
	December 31, 2021	December 31, 2020
Prepaid expenses (a)	29,743	13,221
Rental security deposits	2,471	1,402
Suppliers’ advances	162	673
Other	592	72
Total	32,968	15,368

Current	29,994	12,874
Non-current	2,974	2,494
Total	32,968	15,368